Chartered-in Vessels - Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Finance lease, liability	$ 1,661,992	$ 1,697,080
Current obligations related to finance leases (note 5a)	180,206	122,488
Long-term obligations related to finance leases (note 5a)	1,481,786	$ 1,574,592
Capital Leased Assets [Line Items]
2024	269,174
2025	204,336
2026	379,179
2027	361,481
2028	306,619
Thereafter	$ 575,945